LOCAL AND FOREIGN CURRENCY - Current Assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 248,899,004	$ 303,683,683	$ 291,681,987	$ 304,312,020
Other current financial assets	76,586,583	67,285,793
Other non-current financial assets	27,260,507	19,311,851
Trade accounts and other accounts receivable	332,831,088	298,892,164
Accounts receivable from related companies	9,901,543	16,161,318
Inventory	299,970,909	233,053,160
Current tax assets	17,746,106	43,383,058
Total Current Assets	1,013,195,740	981,771,027	$ 1,161,729,392
United States of America, Dollars
CURRENT ASSETS
Cash and cash equivalents	14,817,741	9,462,829
Other non-current financial assets	3,195,150	174,579
Trade accounts and other accounts receivable	5,617,644	3,511,802
Current tax assets		6,253,451
Total Current Assets	23,630,536	19,402,661
EUR
CURRENT ASSETS
Cash and cash equivalents	234,718	437,604
Other non-current financial assets	213,862	615,636
Trade accounts and other accounts receivable		1,233
Total Current Assets	448,580	1,054,473
UF
CURRENT ASSETS
Other non-current financial assets	1,024,253	1,196,729
Trade accounts and other accounts receivable		1,030,138
Total Current Assets	1,024,253	2,226,867
CLP
CURRENT ASSETS
Cash and cash equivalents	140,155,381	140,758,085
Other current financial assets	73,865,057	66,587,339
Other non-current financial assets	5,389,357	6,353,138
Trade accounts and other accounts receivable	177,104,333	182,395,110
Accounts receivable from related companies	9,901,543	14,736,546
Inventory	106,986,666	106,204,544
Current tax assets	7,749,543	6,213,032
Total Current Assets	521,151,879	523,247,794
BRL
CURRENT ASSETS
Cash and cash equivalents	48,540,084	96,214,729
Other current financial assets	2,553,727	13,897
Other non-current financial assets	2,451,721	3,213,978
Trade accounts and other accounts receivable	87,509,718	79,993,377
Accounts receivable from related companies		1,223,699
Inventory	73,721,137	64,808,180
Current tax assets	9,851,901	30,643,656
Total Current Assets	224,628,288	276,111,516
ARS
CURRENT ASSETS
Cash and cash equivalents	12,461,057	18,340,987
Other current financial assets	57,786	684,557
Other non-current financial assets	10,110,029	3,531,840
Trade accounts and other accounts receivable	50,035,902	23,712,111
Inventory	95,970,869	38,277,180
Current tax assets	144,662	272,919
Total Current Assets	168,780,305	84,819,594
PYG
CURRENT ASSETS
Cash and cash equivalents	32,690,023	38,469,449
Other current financial assets	110,013
Other non-current financial assets	4,876,135	4,225,951
Trade accounts and other accounts receivable	12,563,491	8,248,393
Accounts receivable from related companies		201,073
Inventory	23,292,237	23,763,256
Total Current Assets	$ 73,531,899	$ 74,908,122